Subsidiaries - Consideration transferred (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 04, 2022	Dec. 31, 2023
Subsidiaries
Deferred consideration		$ 11
Acquisition of GIS
Subsidiaries
Cash	$ 23,568
Deferred consideration	772
Earn-out cash consideration - Contingent consideration	5,196
Total consideration transferred	$ 29,536